NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020	Aug. 03, 2018	Jun. 11, 2018
Disclosure of subsidiaries [line items]
Net income (loss)		$ 903	$ 873	$ 274
Capital contributions		(438)	(294)	(1,005)
Return of capital		(82)
Revenues		3,087	3,226	2,979
TerraForm Power
Disclosure of subsidiaries [line items]
Additional ownership percentage					38.00%
2018 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage							35.00%
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		10,258	9,666	6,870
Net income (loss)		(92)	36	502
Other comprehensive income		1,382	912	2,156
Capital contributions		336	294	650
Return of capital		(82)
Dividends recognised as distributions to non-controlling interests		(513)	(673)	(509)
Dividends declared		(513)	(673)	(509)
Special distribution/TerraForm Power acquisition		(1,026)
Other		27	23	(3)
Ending Balance		10,290	10,258	9,666
Bottom of range
Disclosure of subsidiaries [line items]
Ownership percentage							35.00%
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance		922
Net income (loss)		(13)	0	1
Ending Balance		1,002	922
Revenues		137	155	157
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		922	900	850
Net income (loss)		(13)	0	1
Other comprehensive income		100	46	66
Capital contributions		0	0	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		(8)	(24)	(17)
Dividends declared		(8)	(24)	(17)
Special distribution/TerraForm Power acquisition		0
Other		1	0	0
Ending Balance		$ 1,002	922	900
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance		$ 1,756
Net income (loss)		(17)	0	12
Ending Balance		1,902	1,756
Revenues		261	331	322
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		1,756	1,695	1,499
Net income (loss)		(17)	0	12
Other comprehensive income		189	114	234
Capital contributions		4	2	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		(29)	(57)	(58)
Dividends declared		(29)	(57)	(58)
Special distribution/TerraForm Power acquisition		0
Other		(1)	2	8
Ending Balance		$ 1,902	1,756	1,695
Brookfield Infrastructure Fund II | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		43.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance		$ 806
Net income (loss)		(8)	1	8
Ending Balance		1,003	806
Revenues		41	46	58
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		2,834	2,667	1,643
Net income (loss)		(64)	0	161
Other comprehensive income		528	324	809
Capital contributions		0	0	230
Return of capital		(41)
Dividends recognised as distributions to non-controlling interests		(139)	(180)	(163)
Dividends declared		(139)	(180)	(163)
Special distribution/TerraForm Power acquisition		0
Other		(36)	23	(13)
Ending Balance		$ 3,082	2,834	2,667
Brookfield Infrastructure Fund III | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		23.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance		$ 0
Net income (loss)		1	0	0
Ending Balance		74	0
Revenues		5	0	0
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		0	0	0
Net income (loss)		1	0	0
Other comprehensive income		2	0	0
Capital contributions		71	0	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		0	0	0
Dividends declared		0	0	0
Special distribution/TerraForm Power acquisition		0
Other		0	0	0
Ending Balance		$ 74	0	0
Interests held by third parties		75.00%
Isagen institutional investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 2,375	2,212	1,701
Net income (loss)		130	154	174
Other comprehensive income		325	266	504
Capital contributions		0	0	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		(180)	(259)	(167)
Dividends declared		(180)	(259)	(167)
Special distribution/TerraForm Power acquisition		0
Other		0	2	0
Ending Balance		$ 2,650	2,375	2,212
Interests held by third parties		52.60%
Isagen
Disclosure of subsidiaries [line items]
Beginning Balance		$ 3,395
Net income (loss)		195	220	251
Ending Balance		$ 3,794	3,395
Interests held by third parties		75.90%
Revenues		$ 874	971	896
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		13	15	9
Net income (loss)		0	1	1
Other comprehensive income		2	2	5
Capital contributions		0	(2)	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		0	(1)	0
Dividends declared		0	(1)	0
Special distribution/TerraForm Power acquisition		0
Other		(1)	(2)	0
Ending Balance		$ 14	13	15
Interests held by third parties		0.30%
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance		$ 89
Net income (loss)		16	17	14
Ending Balance		97	89
Revenues		141	145	142
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		89	124	134
Net income (loss)		16	17	14
Other comprehensive income		27	(41)	(18)
Capital contributions		0	0	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		(35)	(11)	(6)
Dividends declared		(35)	(11)	(6)
Special distribution/TerraForm Power acquisition		0
Other		0	0	0
Ending Balance		$ 97	89	124
Interests held by third parties		25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties		32.80%
TerraForm Power | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 2,129	1,895	876
Net income (loss)		(142)	(135)	136
Other comprehensive income		176	200	549
Capital contributions		0	292	420
Return of capital		(41)
Dividends recognised as distributions to non-controlling interests		(86)	(121)	(88)
Dividends declared		(86)	(121)	(88)
Special distribution/TerraForm Power acquisition		(1,026)
Other		(49)	(2)	2
Ending Balance		$ 961	2,129	1,895
Interests held by third parties		33.00%
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance		$ 140	158	158
Net income (loss)		(3)	(1)	3
Other comprehensive income		33	1	7
Capital contributions		261	2	0
Return of capital		0
Dividends recognised as distributions to non-controlling interests		(36)	(20)	(10)
Dividends declared		(36)	(20)	(10)
Special distribution/TerraForm Power acquisition		0
Other		113	0	0
Ending Balance		$ 508	$ 140	$ 158
Other | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		21.00%
Other | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties		30.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)						80,084
Proportion of ownership interest in subsidiary		100.00%
TerraForm Power | 2018 Private Placement
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)							60,975,609
Number of shares in entity held by entity or by its subsidiaries or associates share price (in USD per share)							$ 10.66
Ownership percentage							65.00%
TerraForm Power | 2019 Private Placement
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	2,981,514
Number of shares in entity held by entity or by its subsidiaries or associates share price (in USD per share)	$ 16.77
Proceeds from issue of ordinary shares	$ 250
TerraForm Power | Bottom of range | 2019 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage	61.50%
TerraForm Power | Top of range
Disclosure of subsidiaries [line items]
Ownership percentage						65.00%
TerraForm Power | Top of range | 2019 Private Placement
Disclosure of subsidiaries [line items]
Ownership percentage	38.50%